Taxation - Schedule of Income Tax Benefit (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Benefit Expense [Abstract]
Current	$ (8)	$ 1,794	$ (1)
Deferred
Income tax benefit (expense)	$ (8)	$ 2,084	$ (1)